Cover Page	Feb. 02, 2021
Cover [Abstract]
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Document Type	8-K
Document Period End Date	Feb. 02, 2021
Entity Registrant Name	NUANCE COMMUNICATIONS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-27038
Entity Tax Identification Number	94-3156479
Entity Address, Address Line One	1 Wayside Road
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	781
Local Phone Number	565-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	NUAN
Entity Central Index Key	0001002517
Amendment Flag	false
Security Exchange Name	NASDAQ